Acquisitions and Divestitures (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments - Acquisitions [Line Items]
Amount reserved for investment in a cash escrow account, included in restricted deposits at year end	$ 0	$ 50.0
Net equity investment at end of period	3,338.0	3,877.8
Subsequent Event [Line Items]
Ownership interest acquired (in hundredths)	50.20%
Discontinued Operations, Summarized Income Statement Information [Abstract]
Revenues of discontinued operations	322.2	338.9	306.1
Operating expenses	(182.2)	(168.3)	(133.3)
Depreciation and amortization	(26.8)	(25.5)	(25.1)
Earnings from equity investments	86.7	87.6	98.5
Disposal Group Interest Income and Other	2.1	2.7	3.5
Income tax (expense) benefit	(0.5)	(0.2)	(1.7)
Earnings from discontinued operations	201.5	235.2	248.0
Issuance of Equity [Member]
Subsequent Event [Line Items]
Number of units issued subsequent to period end	160,510
Commissions paid on units issued subsequent to period end	0.1
Net proceeds on sales of units subsequent to period end	13.4
Dividend Declared [Member]
Subsequent Event [Line Items]
Date of subsequent event	Jan. 18, 2012
Amount of distribution occurring subsequent to period end, per unit	$ 1.16
Endeavor Gathering LLC Acquisition [Member]
Schedule of Equity Method Investments - Acquisitions [Line Items]
Acquisition date			Nov. 01, 2009
Equity investment purchase price			36.0
Equity investment percentage of business purchased (in hundredths)			40.00%
Co-venturer ownership interest in joint venture (in hundredths)			60.00%
Amount included in Deferred Charges and Other			36.0
Watco Companies, LLC Acquisition [Member]
Schedule of Equity Method Investments - Acquisitions [Line Items]
Acquisition date	Jan. 03, 2011
Number of Class A preferred shares acquired (in shares)	50,000
Equity investment purchase price	50.0
Interest rate, per quarter, for cash distributions from the preferred shares (in hundredths)	3.25%
Interest rate applicable to additional profit distributions from the preferred shares (in hundredths)	0.50%
Number of members of the Board of Managers that the Company has the right to appoint	1
Amount reserved for investment in a cash escrow account, included in restricted deposits at year end		50.0
Number of short line railroads operated by the investee	22
Length of leased and owned track on which the short line railroads of the investee operate (in miles)	3,500
Annual rate of preferred distributions from equity investment	13.00%
Amount included in Deferred Charges and Other	50.0
Deeprock North, LLC Joint Venture [Member]
Schedule of Equity Method Investments - Acquisitions [Line Items]
Acquisition date	Feb. 17, 2011
Equity investment purchase price	15.9
Equity investment percentage of business purchased (in hundredths)	50.00%
Storage capacity of existing crude oil tank farm (in millions of barrels)	1
Incremental storage capacity to be provided by new storage tanks (in barrels)	750,000
Member interest in joint venture owned by Deeprock Energy Resources, LLC (in hundredths)	12.02%
Member interest in joint venture owned by Mecuria Energy Trading, Inc. (in hundredths)	37.98%
Minimum number of years for which Mecuria will remain the anchor tenant for the joint venture's crude oil capacity	5
Number of acres of undeveloped land for which the Company has an option to participate in future expansions	254
Amount included in Deferred Charges and Other	15.9
Contribution to joint venture made subsequent to initial investment	7.7
Kinderhawk Equity Method Acquisition [Member]
Schedule of Equity Method Investments - Acquisitions [Line Items]
Acquisition date		May 21, 2010
Equity investment purchase price		917.4
Equity investment percentage of business purchased (in hundredths)		50.00%
Portion of purchase price attributable to equity method goodwill		144.8
Amount included in Deferred Charges and Other		917.4
Watco Companies, LLC 2nd Acquisition [Member]
Schedule of Equity Method Investments - Acquisitions [Line Items]
Acquisition date	Dec. 28, 2011
Number of Class A preferred shares acquired (in shares)	50,000
Equity investment purchase price	50.0
Interest rate, per quarter, for cash distributions from the preferred shares (in hundredths)	3.25%
Interest rate applicable to additional profit distributions from the preferred shares (in hundredths)	0.50%
Net equity investment at end of period	101.7
Annual rate of preferred distributions from equity investment	13.00%
Amount included in Deferred Charges and Other	50.0
Cypress Interstate Pipeline LLC Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from disposal of assets		10.2
Gain (loss) on disposal		8.8
Ownership interest divested (in hundredths)		50.00%
Investment in net assets at time of disposal		20.0
Carrying value of retained investment after remeasurement to fair value		18.6
Carrying value of retained investment before remeasurement to fair value		10.0
Date of sale		Oct. 01, 2010
Gain on remeasurement to fair value		8.6
Subsequent Event [Line Items]
Gain (loss) on transaction		8.8
Megafleet Towing Co., Inc. Assets Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from disposal of assets	4.1
Gain (loss) on disposal	2.2
Loss resulting from write down of net assets	5.5
Loss, net of tax, resulting from write down of net assets	4.1
Reduction in income tax expense included in gain on sale of assets	1.9
Ownership interest divested (in hundredths)	51.00%
Ownership interest retained (in hundredths)	49.00%
Date of sale	Feb. 09, 2011
Goodwill removed from balance sheet at time of sale	10.6
Subsequent Event [Line Items]
Gain (loss) on transaction	2.2
River Consulting, LLC and Devco USA L.L.C. Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest divested (in hundredths)	51.00%
Number of subsidiaries divested in the disposal transaction	2.0
Aggregate consideration received	8.1
Cash proceeds from divestiture of partial interest in formerly consolidated subsidiaries	1.0
Ownership interest retained (in hundredths)	49.00%
Investment in net assets at time of disposal	8.8
Date of sale	Apr. 01, 2011
Tax expense related to gain	1.4
Receivable for settlement of working capital	3.0
Pre tax gain on sale	3.6
Gain on remeasurement to fair value	2.1
Note received as consideration for equity interests sold	4.1
Arrow Terminals BV [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from disposal of assets	13.3
Date of sale	Aug. 31, 2011
Pre tax gain on sale	1.3
Tgs Development L P Terminal Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date	2011-06-10
Purchase price	74.1
Portion of the purchase price assigned to property, plant and equipment	42.6
Portion of the purchase price assigned to deferred charges and other assets	31.5
Cash consideration given (included in total purchase price)	42.9
Fair value at acquisition date of equity interests issued (included in total purchase price)	23.7
Tons of material capacity (in tons)	1,000,000
Estimated time subsequent to close when liability will be paid (in years)	1
Portion of the purchase price assigned to other intangible assets	31.5
Note issued as consideration in acquisition	7.5
Megafleet Towing Co., Inc. Assets [Member]
Business Acquisition [Line Items]
Purchase price			21.7
Portion of the purchase price assigned to property, plant and equipment			7.1
Portion of the purchase price assigned to deferred charges and other assets			4.0
Portion of the purchase price allocated to goodwill			10.6
Portion of allocated goodwill that is expected to be tax deductible			5.0
Cash consideration given (included in total purchase price)			18.0
Number of marine vessels acquired (in vessels)			9
Date contingent consideration is to be paid			Apr. 23, 2009
Fair value of contingent consideration			3.7
Portland Airport Pipeline [Member]
Business Acquisition [Line Items]
Acquisition date			2009-07-31
Purchase price			9.0
Portion of the purchase price assigned to property, plant and equipment			9.0
Length of pipeline acquired (in miles)			8.5
Diameter of pipeline acquired (in inches)			8
Crosstex Energy Lp Natural Gas Treating Business [Member]
Business Acquisition [Line Items]
Acquisition date			2009-10-01
Purchase price			270.7
Portion of the purchase price assigned to current assets			15.0
Portion of the purchase price assigned to property, plant and equipment			181.7
Portion of the purchase price assigned to deferred charges and other assets			25.4
Portion of the purchase price allocated to goodwill			48.6
Portion of allocated goodwill that is expected to be tax deductible			48.6
Cash consideration given (included in total purchase price)			265.3
Fair value at acquisition date of liabilities assumed (included in total purchase price)			5.4
Number of natural gas amine-treating and dew-point control plants acquired (in plants)			290
USD Terminal Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date		2010-01-15
Purchase price		201.1
Portion of the purchase price assigned to property, plant and equipment		43.1
Portion of the purchase price assigned to deferred charges and other assets		100.0
Portion of the purchase price allocated to goodwill		58.0
Portion of purchase price allocated to other current assets, deferred charges and other assets		5.4
Cash consideration given (included in total purchase price)		114.3
Fair value at acquisition date of equity interests issued (included in total purchase price)		81.7
Fair value at acquisition date of liabilities assumed (included in total purchase price)		5.1
Portion of the purchase price assigned to other intangible assets		94.6
Remaining useful life of intangible assets acquired (in years)		10
Slay Industries Terminal Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date		2010-03-05
Purchase price		101.6
Portion of the purchase price assigned to property, plant and equipment		67.9
Portion of the purchase price assigned to deferred charges and other assets		32.8
Portion of the purchase price allocated to goodwill		0.9
Portion of purchase price allocated to long-term investments		8.2
Cash consideration given (included in total purchase price)		97.0
Fair value at acquisition date of liabilities assumed (included in total purchase price)		1.6
Number of acres ready for development (in acres)		175
Portion of the purchase price assigned to other intangible assets		24.6
Remaining useful life of intangible assets acquired (in years)		20
Additional consideration to be paid through 2019		3.0
Consideration expected to be paid in first half of 2013		2.0
Direct Fuels Terminal Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date		2010-07-22
Purchase price		16.0
Portion of the purchase price assigned to property, plant and equipment		5.3
Portion of the purchase price allocated to goodwill		10.7
Cash consideration given (included in total purchase price)		15.9
Fair value at acquisition date of liabilities assumed (included in total purchase price)		0.1
Gas-Chill, Inc. Natural Gas Treating Assets [Member]
Business Acquisition [Line Items]
Acquisition date		2010-09-01
Purchase price		13.1
Portion of the purchase price assigned to property, plant and equipment		8.0
Portion of the purchase price assigned to deferred charges and other assets		5.1
Cash consideration given (included in total purchase price)		10.5
Length of time after closing within which the holdback amount must be paid (in months)		18
Amount of consideration holdback to be paid in subsequent period		2.6
Percent of holdback paid in 2011		50.00%
Number of mechanical refrigeration units acquired		100
Allied Concrete Terminal Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date		2010-10-01
Purchase price		8.6
Portion of the purchase price assigned to property, plant and equipment		3.9
Portion of the purchase price assigned to deferred charges and other assets		4.7
Cash consideration given (included in total purchase price)		8.1
Fair value at acquisition date of liabilities assumed (included in total purchase price)		0.5
Acres of land acquired (in acres)		42
Tons of material capacity (in tons)		250,000
Chevron Refined Products Terminals [Member]
Business Acquisition [Line Items]
Acquisition date		2010-10-01
Purchase price		32.3
Portion of the purchase price assigned to property, plant and equipment		32.1
Portion of the purchase price assigned to deferred charges and other assets		0.2
Cash consideration given (included in total purchase price)		31.5
Fair value at acquisition date of liabilities assumed (included in total purchase price)		0.8
Storage capacity acquired (in barrels)		650,000
Mission Valley California Products Terminal [Member]
Business Acquisition [Line Items]
Acquisition date		2010-03-01
Purchase price		13.5
Portion of the purchase price assigned to property, plant and equipment		13.5
Cash consideration given (included in total purchase price)		13.5
Storage capacity acquired (in barrels)		170,000
KinderHawk Field Services and Eaglehawk Field Services [Member]
Business Acquisition [Line Items]
Acquisition date	2011-07-01
Purchase price	912.1
Portion of the purchase price assigned to current assets	35.5
Portion of the purchase price assigned to property, plant and equipment	641.6
Portion of the purchase price assigned to deferred charges and other assets	140.8
Portion of the purchase price allocated to goodwill	94.2
Cash consideration given (included in total purchase price)	835.1
Fair value at acquisition date of liabilities assumed (included in total purchase price)	77.0
Length of pipeline acquired (in miles)	400.0
Portion of the purchase price assigned to other intangible assets	883.2
Remaining useful life of intangible assets acquired (in years)	20
Percent of equity acquired in initial investment		50.00%
Pipeline capacity (in bcf)	2.0
Current gathering volumes (in bcf)	1.1
Percent ownership of EagleHawk Field Services owned by Petrohawk	75.00%
EagleHawk length of gathering line (in miles)	280
EagleHawk length of condensate line (in miles)	140
Combined fair value of net assets acquired	1,560.9
Value assigned to equity method investment in EagleHawk	93.4
Debt of acquired entity paid off as part of acquisition	154.0
Carrying value of equity method investment at time of write down	910.2
Fair value of equity investment at time of write down	743.0
Percentage of EagleHawk's equity acquired	25.00%
Percent of equity acquired in second step of acquisition	50.00%
Non-cash loss on remeasurement of previously held equity interest	167.2
Date to which Petrohawk continued to operate EagleHawk		Oct. 01, 2010
Portion of purchase price assigned to accounts, notes and interest receivable, net	16.6
SouthTex Treaters, Inc Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date	2011-11-30
Purchase price	178.5
Portion of the purchase price assigned to current assets	26.8
Portion of the purchase price assigned to property, plant and equipment	9.3
Portion of the purchase price assigned to deferred charges and other assets	16.7
Portion of the purchase price allocated to goodwill	125.7
Cash consideration given (included in total purchase price)	151.5
Fair value at acquisition date of liabilities assumed (included in total purchase price)	27.0
Portion of the purchase price assigned to other intangible assets	0.1
Portion of purchase price allocated to Accounts, notes and interest receivable, net	13.5
Portion of purchase price allocated to inventories	13.3
Portion of purchase price allocated to deferred charges	16.6
Lorton, Virginia Products Terminal [Member]
Business Acquisition [Line Items]
Acquisition date	2011-12-15
Purchase price	12.5
Portion of the purchase price assigned to property, plant and equipment	12.5
Storage capacity acquired (in barrels)	450,000
Acres of land acquired (in acres)	14
BOSTCO [Member]
Business Acquisition [Line Items]
Portion of the purchase price assigned to property, plant and equipment	26.1
Date of initial equity investment	Nov. 08, 2011
Percent of equity acquired in initial investment	50.00%
Cash portion of consideration given for initial equity investment	11.6
Predevelopment costs paid in 2010	0.4
Contribution made to equity investment	6.0
Date of controlling interest purchase	Dec. 29, 2011
Percent of additional equity interest purchased	50.00%
Cash consideration for second equity purchase	8.1
Cash acquired in acquisition	9.9
Percent of entity Transmontaigne has transferrable purchase option for	50.00%
Expiration date of purchase option	Jan. 20, 2013
Value of terminal to be constructed	$ 430
Number of tanks to be constructed	52
Storage capacity of tanks to be constructed (in barrels)	6,600,000
Draft depth of ships entity will be capable of handling (in feet)	45